Concentrations (Details) - item	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Customer | Revenue
Concentrations
Number of customers	4	4
Concentration risk (as a percent)	63.00%	72.00%
Customer | Accounts receivable
Concentrations
Number of customers	2
Concentration risk (as a percent)	46.00%
Supplier | Total purchases
Concentrations
Number of suppliers	6	6
Concentration risk (as a percent)	40.00%	34.00%
Supplier | Accounts payable
Concentrations
Number of suppliers	2
Concentration risk (as a percent)	24.00%
Solaris LLC | Customer | Revenue
Concentrations
Number of customers			2	4
Concentration risk (as a percent)			49.00%	65.00%
Solaris LLC | Customer | Accounts receivable
Concentrations
Number of customers				5
Concentration risk (as a percent)				84.00%
Solaris LLC | Customer | Accounts payable
Concentrations
Number of customers			1
Concentration risk (as a percent)			23.00%
Solaris LLC | Supplier | Total purchases
Concentrations
Number of suppliers			1	1
Concentration risk (as a percent)			15.00%	13.00%
Solaris LLC | Supplier | Accounts payable
Concentrations
Number of suppliers			2	2
Concentration risk (as a percent)			25.00%	24.00%